UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darien Schlegel
Title:     Chief Financial Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     Darien Schlegel     Austin, Texas     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $92,224 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGIANT TRAVEL CO            COM              01748X102    12598   259385 SH       SOLE                   259385
AMERICAN DENTAL PARTNERS       COM              025353103     6559   945049 SH       SOLE                   945049
AMR CORP                       COM              001765106       37    67800 SH  CALL SOLE                    67800
AMR CORP                       COM              001765106     1437   134695 SH       SOLE                   134695
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     5496   438248 SH       SOLE                   438248
BURLINGTON NORTHN SANTA FE C   COM              12189T104      389    18000 SH  CALL SOLE                    18000
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     8449  1373880 SH       SOLE                  1373880
CNINSURE INC                   SPONSORED ADR    18976M103     6220   707592 SH       SOLE                   707592
DIAMOND HILL INVESTMENT GROU   COM NEW          25264R207      521     8019 SH       SOLE                     8019
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106     1762   851260 SH       SOLE                   851260
GULFPORT ENERGY CORP           COM NEW          402635304     1748   442626 SH       SOLE                   442626
LEARNING TREE INTL INC         COM              522015106     2850   334497 SH       SOLE                   334497
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3388   100000 SH       SOLE                   100000
MASTERCARD INC                 CL A             57636Q104     2001    14000 SH       SOLE                    14000
NICHOLAS FINANCIAL INC         COM NEW          65373J209     2103   894704 SH       SOLE                   894704
NUVEEN FLOATING RATE INCOME    COM              67072T108      604   100000 SH       SOLE                   100000
PIONEER FLOATING RATE TR       COM              72369J102      882   125413 SH       SOLE                   125413
PRICELINE COM INC              COM NEW          741503403     3683    50000 SH       SOLE                    50000
PROSHARES TR                   PSHS ULSHT MD400 74347R859      770    13200 SH       SOLE                    13200
RACKSPACE HOSTING INC          COM              750086100     4432   823765 SH       SOLE                   823765
TEEKAY CORPORATION             COM              Y8564W103     5203   264805 SH       SOLE                   264805
TRANSALTA CORP                 COM              89346D107     1773    88900 SH       SOLE                    88900
TRANSDIGM GROUP INC            COM              893641100     8678   258516 SH       SOLE                   258516
UNION PAC CORP                 COM              907818108     3107    65000 SH       SOLE                    65000
UNITEDHEALTH GROUP INC         COM              91324P102     3591   135000 SH       SOLE                   135000
WENDYS ARBYS GROUP INC         COM              950587105     2895   586091 SH       SOLE                   586091
WISDOMTREE TRUST               JP SMALLCP DIV   97717W836      290     7500 SH       SOLE                     7500
WYNDHAM WORLDWIDE CORP         COM              98310W108      655   100000 SH       SOLE                   100000
X-RITE INC                     COM              983857103      103    69106 SH       SOLE                    69106